Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	TRITON INTERNATIONAL LIMITED
Amendment Flag	false
Entity Central Index Key	0001660734
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31